Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Research and Development and Collaborative Arrangements (Detail) - USD ($)
		1 Months Ended							3 Months Ended		12 Months Ended
		Dec. 31, 2016	Oct. 31, 2016	May 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Mar. 31, 2015	Feb. 28, 2015	Apr. 02, 2017	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements	[1]										$ 52,546,000,000	$ 52,824,000,000	$ 48,851,000,000
Cost of sales	[1],[2]										(11,240,000,000)	(12,329,000,000)	(9,648,000,000)
Selling, informational and administrative expenses	[1],[2]										(14,784,000,000)	(14,837,000,000)	(14,809,000,000)
Research and development expenses	[1],[2]										(7,657,000,000)	(7,872,000,000)	(7,690,000,000)
Other income/(deductions)—net	[1]										(1,315,000,000)	(3,655,000,000)	(2,860,000,000)
NovaQuest Co-Investment Fund II, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amount refunded to NovaQuest		$ 31,300,000
Maximum funding amount				$ 250,000,000
Percentage of costs to be reimbursed				40.00%
Reduction to research and development expense												180,300,000
NovaQuest Co-Investment Fund V, L.P. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount					$ 200,000,000
Percentage of costs to be reimbursed					100.00%
Reduction to research and development expense											72,100,000	46,600,000
Term over which funding will be received					3 years
Research and development, contingent payments, maximum exposure					$ 267,000,000
RPI Finance Trust [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Maximum funding amount						$ 300,000,000
Percentage of costs to be reimbursed						100.00%
Reduction to research and development expense											75,600,000	44,900,000
Research and development, contingent payments, maximum exposure						$ 250,000,000
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements											3,533,000,000	2,405,000,000	1,956,000,000
Cost of sales	[3]										(329,000,000)	(315,000,000)	(282,000,000)
Selling, informational and administrative expenses	[4]										(54,000,000)	(5,000,000)	(287,000,000)
Research and development expenses	[5]										222,000,000	64,000,000	(330,000,000)
Other income/(deductions)—net	[6]										249,000,000	542,000,000	482,000,000
Upfront payments and milestone payments											15,000,000	15,000,000	310,000,000
Collaborative arrangement sales based milestones payments													20,000,000
Collaborative Arrangement [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments											147,000,000	120,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangement sales based milestones payments											$ 140,000,000
Potential milestone payments										$ 2,000,000,000
Collaborative Arrangement [Member] | Merck KGaA [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborator's revenue and expense ownership percentage											60.00%
Company's revenue and expense ownership percentage											40.00%
Collaborative Arrangement [Member] | Merck [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments											$ 150,000,000
Collaborative Arrangement [Member] | Merck [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments									$ 90,000,000
Milestone payment due to be received											60,000,000
Deferred milestone payment											60,000,000
Collaborative Arrangement [Member] | OPKO Health, Inc. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments								$ 295,000,000
Potential milestone payments								$ 275,000,000
Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments							$ 200,000,000
Collaborative Arrangement, Product [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Revenues	[7]										606,000,000	659,000,000	644,000,000
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Alliance revenues	[8]										$ 2,927,000,000	$ 1,746,000,000	$ 1,312,000,000
Royalty revenue, term			36 months
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments										$ 850,000,000

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $15 million in 2017, $15 million in 2016 and $310 million in 2015 (primarily related to our collaboration with OPKO, see below). 2017 and 2016 also include reimbursements related to our collaboration with Lilly (see below) of $147 million and $120 million, respectively.
[6]	Primarily relates to royalties from our collaboration partners. The decrease in 2017 is due to the October 31, 2016 expiration of our 36 month royalty arrangement on sales of Enbrel in the U.S. and Canada, partially offset by a full year of royalties earned in 2017, versus a partial year in 2016, on Xtandi ex-U.S. sales.
[7]	Represents sales to our partners of products manufactured by us.
[8]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increase in 2017 reflects an increase in alliance revenues from Eliquis and Xtandi. The increase in 2016 reflects an increase in alliance revenues from Eliquis and the inclusion of Xtandi revenues resulting from the acquisition of Medivation in September 2016, partially offset by the expiration of the Rebif co-promotion collaboration at the end of 2015.